UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

C.R. BARD, INC.

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 2/24/2014	Meeting Date: 4/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: DAVID M. BARRETT	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: JOHN C. KELLY	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: DAVID F. MELCHER	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: GAIL K. NAUGHTON	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: JOHN H. WEILAND	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: ANTHONY WELTERS	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: TONY L. WHITE	For	Issuer	For	With
2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	For	Issuer	For	With
3.	TO APPROVE THE 2012 LONG TERM INCENTIVE PLAN OF C.R. BARD, INC., AS AMENDED AND RESTATED.	Against	Issuer	For	Against
4.	TO APPROVE CERTAIN PROVISIONS OF THE EXECUTIVE BONUS PLAN OF C.R. BARD, INC.	Against	Issuer	For	Against
5	TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	Against	Issuer	For	Against
6	A SHAREHOLDER PROPOSAL RELATING TO SUSTAINABILITY REPORTING.	Against	Stockholder	Against	With
7	A SHAREHOLDER PROPOSAL RELATING TO SEPARATING THE CHAIR AND CEO.	Against	Stockholder	Against	With

CHEVRON CORPORATION

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 4/2/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	ELECTION OF DIRECTORS: 1A. L.F.DEILY, 1B. R.E.DENHAM, 1C. A.P. GAST, 1D. E. HERNANDEZ, JR., 1E. J.M. HUNTSMAN, JR. 1F. G.L. KIRKLAND, 1G. C.W. MOORMAN, 1H. K.W. SHARER, 1I. J. G. STUMPF, 1J. R.D. SUGAR, 1K. C. WARE, 1L. J.S. WATSON	For	Issuer	For	With
B	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
C	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
D	CHARITABLE CONTRIBUTIONS DISCLOSURE	Against	Stockholder	Against	With
E	LOBBYING DISCLOSURE	Against	Stockholder	Against	With
F	SHALE ENERGY OPERATIONS	Against	Stockholder	Against	With
G	INDEPENDENT CHAIRMAN	Against	Stockholder	Against	With
H	SPECIAL MEETINGS	Against	Stockholder	Against	With
I	INDEPENDENT DIRECTOR WITH ENVIRONMENT EXPERTISE	Against	Stockholder	Against	With
J	COUNTRY SELECTION GUIDELINES	Against	Stockholder	Against	With

DONALDSON COMPANY, INC.

Ticker Symbol:DCI	Cusip Number:257651109
Record Date: 9/25/2013	Meeting Date: 11/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. MICHAEL J. HOFFMAN, 2. WILLARD D. OBERTON, 3. JOHN P. WIEHOFF	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS DONALDSON COMPANY, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2014	For	Issuer	For	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:291011104
Record Date: 11/26/2013	Meeting Date: 2/4/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. D.N. FARR, 2. H. GREEN, 3. C.A. PETERS, 4. J.W. PRUEHER, 5. A.A. BUSCH III, 6. J.S. TURLEY	For	Issuer	For	With
2	APPROVAL, BY NON-BINDING ADVISORY VOTE, OF EMERSON ELECTRIC CO. EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
4	APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A SUSTAINABILITY REPORT AS DESCRIBED IN THE PROXY STATEMENT.	Against	Stockholder	Against	With
5	APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A POLITICAL CONTRIBUTIONS REPORT AS DESCRIBED IN THE PROXY STATEMENT	Against	Stockholder	Against	With
6	APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A LOBBYING REPORT AS DESCRIBED IN THE PROXY STATEMENT.	Against	Stockholder	Against	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/4/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: 1. M.J. BOSKIN, 2. P. BRABECK-LETMATHE, 3. U. M. BURNS, 4. L.R. FAULKNER, 5. J.S. FISHMAN, 6. H.H. FORE, 7. K.C. FRAZIER, 8. W.W. GEORGE, 9. S.J. PALMISANO, 10. S.S. REINEMUND, 11. R.W. TILLERSON, 12. W.C. WELDON	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT AUDITORS	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Against	Issuer	For	Against
4	MAJORITY VOTE FOR DIRECTORS	For	Stockholder	Against	Against
5	LIMIT DIRECTORSHIPS	Against	Stockholder	Against	With
6	AMENDMENT OF EEO POLICY	Against	Stockholder	Against	With
7	REPORT ON LOBBYING	Against	Stockholder	Against	With
8	GREENHOUSE GAS EMISSIONS GOALS	Against	Stockholder	Against	With

FISERV, INC.

Ticker Symbol:FISV	Cusip Number:337738108
Record Date: 4/1/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. CHRISTOPHER M. FLINK, 2. DENNIS F. LYNCH, 3. DENIS J. O'LEARY, 4. GLENN M. RENWICK, 5. KIM M. ROBAK, 6. DOYLE R. SIMONS, 7. THOMAS C. WERTHEIMER	For	Issuer	For	With
2	TO APPROVE ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF FISERV, INC.	Against	Issuer	For	Against
3	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2014.	For	Issuer	For	With
4	A SHAREHOLDER PROPOSAL RELATING TO CONFIDENTIAL VOTING.	Against	Stockholder	Against	With

FOSSIL GROUP, INC.

Ticker Symbol:FOSL	Cusip Number:34988V106
Record Date: 3/27/2014	Meeting Date: 5/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: ELAINE B. AGATHER	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JEFFREY N. BOYER	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: WILLIAM B. CHIASSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: KOSTA N. KARTSOTIS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: DIANE L. NEAL	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: THOMAS M. NEALON	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: MARK D. QUICK	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: ELYSIA HOLT RAGUSA	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JAL S. SHROFF	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: JAMES E. SKINNER	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: JAMES M. ZIMMERMAN	For	Issuer	For	With
2	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE AND TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 3, 2015.	For	Issuer	For	With

IDEXX LABORATORIES, INC.

Ticker Symbol:IDXX	Cusip Number:45168D104
Record Date: 3/10/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. THOMAS GRAIG, 2. R.M. HENDERSON, PHD, 3. S.V. VANDERBROEK, PHD	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION. TO APPROVE A NONBINDING ADVISORY RESOLUTION ON THE COMPANY'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	ADOPTION OF THE IDEXX LABORATORIES, INC. 2014 INCENTIVE COMPENSATION PLAN. TO APPROVE THE ADOPTION OF THE COMPANY'S 2014 INCENTIVE COMPENSATION PLAN.	Against	Issuer	For	Against
4	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORP.

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/28/2014	Meeting Date: 4/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: A.J.P. BELDA	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: W.R. BRODY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: K.I. CHENAULT	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: M.L. ESKEW	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: D.N. FARR	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: S.A. JACKSON	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: A.N. LIVERIS	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: J.W. OWENS	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: V.M. ROMETTY	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: J.E. SPERO	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: S. TAUREL	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: L.H. ZAMBRANO	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Against	Issuer	For	Against
4	APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES PURSUANT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE	Against	Issuer	For	Against
5	ADOPTION OF THE IBM 2014 EMPLOYEES STOCK PURCHASE PLAN	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES	Against	Stockholder	For	With
7	STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT	Against	Stockholder	For	With
8	STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY	Against	Stockholder	For	With

PARKER-HANNIFIN CORPORATION

Ticker Symbol:PH	Cusip Number:701094104
Record Date: 8/30/2013	Meeting Date: 10/23/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. ROBERT G. BOHN, 2. LINDA S. HARTY, 3. WILLIAM E. KASSLING, 4. ROBERT J. KOHLHEPP, 5. KEVIN A. LOBO, 6. KLAUS-PETER MULLER, 7. CANDY M. OBOURN, 8. JOSEPH M. SCAMINACE, 9. WOLFGANG R. SCHMITT, 10. AKE SVENSSON, 11. JAMES L. WAINSCOTT, 12. DONALD E. WASHKEWICZ	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE AND TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2014.	For	Issuer	For	With
3	APPROVAL OF, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against

PPG INDUSTRIES, INC.

Ticker Symbol:PPG	Cusip Number:693506107
Record Date: 2/21/2014	Meeting Date: 4/17/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. STEPHEN F. ANGEL, 2. HUGH GRANT, MICHELE J. HOOPER	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	Against	Issuer	For	Against
3	PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION TO REPLACE THE SUPERMAJORITY VOTING REQUIREMENTS.	For	Issuer	For	With
4	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL FOR AN INDEPENDENT BOARD CHAIRMAN.	Against	Stockholder	Against	With

RELIANCE STEEL & ALUMINUM CO.

Ticker Symbol:RS	Cusip Number:759509102
Record Date: 3/28/2014	Meeting Date: 5/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. SARAH J. ANDERSON, 2. JOHN G. FIGUEROA, 3. THOMAS W. GIMBEL, 4. DAVID H. HANNAH, 5. DOUGLAS M. HAYES, 6. MARK V. KAMINSKI, 7. GREGG J. MOLLINS, 8. ANDREW G. SHARKEY, III, 9. LESLIE A. WAITE	For	Issuer	For	With
2	TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	For	Issuer	For	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667101
Record Date: 2/24/2014	Meeting Date: 4/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: HOWARD E. COX, JR.	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: SRIKANT M. DATAR. PH.D.	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: ROCH DOLIVEUX, DVM	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: LOUISE L. FRANCESCONI	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: ALLAN C. GOLSTON	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: KEVIN A. LOBO	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: WILLIAM U. PARFET	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: ANDREW K. SILVERNAIL	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: RONDA E. STRYKER	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	For	Issuer	For	With
3	APPROVAL, IN AN ADVISORY VOTE, OF THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against

U.S. BANCORP

Ticker Symbol:USB	Cusip Number:902973304
Record Date: 2/18/2014	Meeting Date: 4/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: DOUGLAS M. BAKER, JR.	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: Y. MARC BELTON	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: VICTORIA BUYNISKI GLUCKMAN	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: ARTHUR D. COLLINS, JR.	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: RICHARD K. DAVIS	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: ROLAND A. HERNANDEZ	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: DOREEN WOO HO	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: JOEL W. JOHNSON	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: OLIVIA F. KIRTLEY	For	Issuer	For	With
1J.	ELECTION OF DIRECTOR: JERRY W. LEVIN	For	Issuer	For	With
1K.	ELECTION OF DIRECTOR: DAVID B. O'MALEY	For	Issuer	For	With
1L.	ELECTION OF DIRECTION: O'DELL M. OWENS, MD, M.P.H.	For	Issuer	For	With
1M.	ELECTION OF DIRECTOR: CRAIG D. SCHNUCK	For	Issuer	For	With
1N.	ELECTION OF DIRECTOR: PATRICK T. STOKES	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITOR FOR THE 2014 FISCAL YEAR.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR EXECUTIVES DISCLOSED IN THE PROXY STATEMENT.	Against	Issuer	For	Against
4	SHAREHOLDER PROPOSAL: ADOPTION OF A POLICY REQUIRING THAT THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT DIRECTOR.	Against	Stockholder	Against	With

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818108
Record Date: 3/24/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: A.H. CARD, JR.	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: E.B. DAVIS, JR.	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: D.B. DILLION	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: J.R. HOPE	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: J.J. KORALESKI	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: C.C. KRULAK	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: M.R. MCCARTHY	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: M.W. MCCONNELL	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: T.F. MCLARTY III	For	Issuer	For	With
1J.	ELECTION OF DIRECTOR: S.R. ROGEL	For	Issuer	For	With
1K.	ELECTION OF DIRECTOR: J.H. VILLARREAL	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	AN ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY ON PAY").	Against	Issuer	For	Against
4	AMENDMENT TO THE RESTATED ARTICLES OF INCORPORATED TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK.	Against	Issuer	For	Against
5	SHAREHOLDER PROPOSAL REGARDING EXECUTIVES TO RETAIN SIGNIFICANT STOCK IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Stockholder	For	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 3/3/2014	Meeting Date: 4/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: LOUIS R. CHENEVERT	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: JOHN V. FARACI	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: JEAN-PIERRE GARNIER	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: JAMIE S. GORELICK	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: EDWARD A. KANGAS	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: ELLEN J. KULLMAN	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: MARSHALL O. LARSEN	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: HAROLD MCGRAW III	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: RICHARD B. MYERS	For	Issuer	For	With
1J.	ELECTION OF DIRECTOR: H. PATRICK SWYGERT	For	Issuer	For	With
1K.	ELECTION OF DIRECTOR: ANDRE VILLENEUVE	For	Issuer	For	With
1L.	ELECTION OF DIRECTOR: CHRISTINE TODD WHITMAN	For	Issuer	For	With
2.	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITOR FOR 2014.	For	Issuer	For	With
3.	APPROVE AN AMENDMENT AND RESTATEMENT OF THE 2005 LONG-TERM INCENTIVE PLAN, INCLUDING APPROVAL OF ADDITONAL SHARES FOR FUTURE AWARDS.	Against	Issuer	For	Against

WABTEC CORPORATION

Ticker Symbol:WAB	Cusip Number:929740108
Record Date: 3/18/2014	Meeting Date: 5/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1. EMILIO A. FERNANDEZ, 2. LEE B. FOSTER, II, 3. GARY C. VALADE	For	Issuer	For	With
2	APPROVE AN ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE APPROVAL OF 2013 NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2014 FISCAL YEAR	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

* Peter J. Lencki

President

Chief Financial Officer

Date: July 11, 2014

*Print the name and title of each signing officer under his or her signature.